Bank Borrowings (Tables)	12 Months Ended
Nov. 30, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	480,619	501,522	64,405
Over 1 year	2,012,828	1,505,343	193,315
Total	2,493,447	2,006,865	257,720